Inventories	12 Months Ended
Jun. 30, 2011
Inventories [Abstract]
Inventories
6.	Inventories

Inventories consist of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Raw materials	32,024,762	66,428	10,277
Work-in-progress	26,645,575	77	12
Finished goods	90,067,900	6,131,462	948,629

Inventories, net	148,738,237	6,197,967	958,918

RMB2,131,102, RMB9,667,136 and RMB2,093,266 (US$323,859) of excess and obsolete inventories were written down to lower of cost or market value and included in the cost of revenue from discontinued operation in the years ended June 30, 2009, 2010 and 2011, respectively.